T. ROWE PRICE Mid-Cap Value Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  95.1%
COMMUNICATION SERVICES  1.0%
Media  1.0%
News, Class A  4,430,785 117,992
News, Class B  1,223,640 34,201
Total Communication Services 152,193
CONSUMER DISCRETIONARY  8.1%
Diversified Consumer Services  0.7%
Bright Horizons Family Solutions (1) 811,319 113,690
113,690
Hotels, Restaurants & Leisure  2.4%
Aramark  2,766,648 107,153
Compass Group (GBP)  3,460,708 110,949
Norwegian Cruise Line Holdings (1) 8,307,660 170,390
388,492
Specialty Retail  2.7%
Advance Auto Parts (2) 2,823,289 110,080
Bath & Body Works  3,913,892 124,932
Burlington Stores (1) 454,332 119,707
Ulta Beauty (1) 197,915 77,013
431,732
Textiles, Apparel & Luxury Goods  2.3%
Puma (EUR)  3,182,594 133,084
Ralph Lauren (2) 502,148 97,351
VF (2) 6,895,573 137,567
368,002
Total Consumer Discretionary 1,301,916
CONSUMER STAPLES  5.0%
Beverages  0.6%
Constellation Brands, Class A  339,111 87,385
87,385
Food Products  2.3%
Flowers Foods  4,763,704 109,899
Lamb Weston Holdings  1,348,154 87,279
Tyson Foods, Class A  2,887,597 171,985
369,163

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Personal Care Products  2.1%
Kenvue  14,132,643 326,888
326,888
Total Consumer Staples 783,436
ENERGY  5.0%
Energy Equipment & Services  1.9%
Baker Hughes  3,616,669 130,742
TechnipFMC  4,173,032 109,459
Tidewater (1) 857,405 61,553
301,754
Oil, Gas & Consumable Fuels  3.1%
Chesapeake Energy  2,195,062 180,544
Kinder Morgan  5,046,933 111,487
Suncor Energy (2) 3,323,386 122,699
Viper Energy  1,759,964 79,392
494,122
Total Energy 795,876
FINANCIALS  16.6%
Banks  4.5%
Fifth Third Bancorp  4,654,905 199,416
KeyCorp  4,791,669 80,260
Popular  1,792,789 179,763
Webster Financial  2,223,904 103,656
Western Alliance Bancorp  1,673,242 144,719
707,814
Capital Markets  2.1%
Main Street Capital (2) 1,967,352 98,643
Morningstar  358,950 114,548
Open Lending (1)(2) 6,661,804 40,770
StepStone Group, Class A  1,162,025 66,038
TPG (2) 267,997 15,426
335,425
Consumer Finance  0.5%
OneMain Holdings  1,667,702 78,499
78,499
Financial Services  5.6%
Apollo Global Management  712,099 88,948
Corebridge Financial  4,391,623 128,060
Corpay (1) 826,243 258,416
Global Payments  1,435,107 146,983

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Voya Financial  1,300,729 103,044
Western Union  13,473,690 160,741
886,192
Insurance  3.2%
Allstate  695,945 131,986
Assurant  473,037 94,068
Hanover Insurance Group  728,607 107,914
RenaissanceRe Holdings  642,895 175,125
509,093
Mortgage Real Estate Investment Trusts  0.7%
Annaly Capital Management, REIT  5,763,100 115,665
115,665
Total Financials 2,632,688
HEALTH CARE  8.0%
Biotechnology  1.0%
Alkermes (1) 5,623,658 157,406
157,406
Health Care Equipment & Supplies  4.0%
Baxter International  4,906,492 186,299
DENTSPLY SIRONA  6,026,381 163,074
Zimmer Biomet Holdings  2,653,645 286,461
635,834
Health Care Providers & Services  2.3%
Concentra Group Holdings Parent (1) 1,806,543 40,394
Select Medical Holdings (3) 9,377,145 326,981
367,375
Pharmaceuticals  0.7%
Elanco Animal Health (1) 1,284,866 18,875
Viatris  8,544,606 99,203
118,078
Total Health Care 1,278,693
INDUSTRIALS & BUSINESS SERVICES  16.7%
Aerospace & Defense  2.7%
Huntington Ingalls Industries  320,278 84,675
L3Harris Technologies  972,136 231,242
Textron  1,312,455 116,257
432,174

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Building Products  0.4%
Carrier Global  747,287 60,149
60,149
Construction & Engineering  1.4%
API Group (1) 4,284,595 141,478
WillScot Holdings (1) 2,094,317 78,746
220,224
Electrical Equipment  1.0%
GE Vernova (1) 190,840 48,660
Sensata Technologies Holding  2,898,310 103,934
152,594
Ground Transportation  2.7%
Norfolk Southern  823,877 204,734
Saia (1)(2) 517,686 226,363
431,097
Machinery  5.4%
AGCO  1,163,299 113,840
Esab  1,330,199 141,413
Fortive  1,040,100 82,095
Middleby (1) 717,981 99,893
Stanley Black & Decker  2,481,774 273,318
Toro  1,668,535 144,712
855,271
Passenger Airlines  1.2%
Southwest Airlines  6,563,401 194,474
194,474
Professional Services  1.9%
Clarivate (1)(2) 10,346,709 73,462
SS&C Technologies Holdings  1,880,077 139,520
Verra Mobility (1) 3,072,189 85,438
298,420
Total Industrials & Business Services 2,644,403
INFORMATION TECHNOLOGY  12.2%
Electronic Equipment, Instruments & Components  5.9%
Corning  10,777,716 486,614
Keysight Technologies (1) 707,900 112,506
TE Connectivity  1,214,982 183,450
Zebra Technologies, Class A (1) 394,555 146,112
928,682

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services  0.7%
GoDaddy, Class A (1) 753,586 118,147
118,147
Semiconductors & Semiconductor Equipment  1.4%
MKS Instruments  1,672,294 181,795
Wolfspeed (1)(2) 4,564,815 44,279
226,074
Software  2.5%
DocuSign (1) 3,361,770 208,732
Fortinet (1) 2,365,860 183,473
392,205
Technology Hardware, Storage & Peripherals  1.7%
Western Digital (1) 3,987,496 272,306
272,306
Total Information Technology 1,937,414
MATERIALS  6.4%
Chemicals  1.8%
DuPont de Nemours  1,451,495 129,343
FMC  2,252,203 148,510
277,853
Construction Materials  1.3%
Summit Materials, Class A (1) 5,252,110 204,990
204,990
Containers & Packaging  2.1%
Ball  1,126,013 76,467
DS Smith (GBP)  21,897,487 135,414
International Paper  2,350,250 114,810
326,691
Metals & Mining  1.2%
Franco-Nevada (CAD)  1,023,579 127,133
Freeport-McMoRan  1,411,493 70,462
197,595
Total Materials 1,007,129
REAL ESTATE  8.2%
Industrial Real Estate Investment Trusts  1.5%
Lineage, REIT  581,204 45,555
Rexford Industrial Realty, REIT  3,725,262 187,418
232,973

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Office Real Estate Investment Trusts  1.0%
Douglas Emmett, REIT (2) 1,796,064 31,557
Vornado Realty Trust, REIT  3,261,635 128,508
160,065
Residential Real Estate Investment Trusts  2.7%
Apartment Investment & Management, Class A, REIT (1) 9,550,665 86,338
Equity Residential, REIT  2,302,427 171,439
Sun Communities, REIT  1,263,945 170,822
428,599
Retail Real Estate Investment Trusts  1.0%
Regency Centers, REIT  2,283,668 164,949
164,949
Specialized Real Estate Investment Trusts  2.0%
Rayonier, REIT  4,202,155 135,226
Weyerhaeuser, REIT  5,566,929 188,496
323,722
Total Real Estate 1,310,308
UTILITIES  6.3%
Electric Utilities  3.4%
Constellation Energy  352,800 91,735
FirstEnergy  5,222,155 231,602
PG&E  10,841,467 214,336
537,673
Multi-Utilities  2.9%
Ameren  2,193,988 191,886
CenterPoint Energy  3,995,226 117,540
Dominion Energy  2,630,971 152,044
461,470
Total Utilities 999,143
Total Miscellaneous Common Stocks  1.6% (4) 251,551
Total Common Stocks (Cost $11,986,373) 15,094,750
CONVERTIBLE BONDS  0.2%
Wolfspeed, 0.25%, 2/15/28  22,052,000 8,677
Wolfspeed, 1.875%, 12/1/29  90,212,000 33,360
Total Convertible Bonds (Cost $65,260) 42,037

T. ROWE PRICE Mid-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  4.1%
Money Market Funds  4.1%
T. Rowe Price Government Reserve Fund, 4.97% (3)(5) 651,657,622 651,658
Total Short-Term Investments (Cost $651,658) 651,658
SECURITIES LENDING COLLATERAL  1.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 4.97% (3)(5) 202,311,088 202,311
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 202,311
Total Securities Lending Collateral (Cost $202,311) 202,311
Total Investments in Securities  100.7%
(Cost $12,905,602) $ 15,990,756
Other Assets Less Liabilities (0.7)% (113,780)
Net Assets 100.0% $ 15,876,976
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2024.
(3) Affiliated Companies
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Seven-day yield
CAD Canadian Dollar
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Select Medical Holdings  $ 3,641 $ 106,716 $ 3,578
Tidewater  148,970 (109,785) —
T. Rowe Price Government Reserve Fund,
4.97% — — 25,241++
Affiliates not held at period end 2,559 (3,014) —
Totals $ 155,170# $ (6,083) $ 28,819+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
SEACOR Marine Holdings  $ 29,203 $ — $ 26,189 $ —
Select Medical Holdings  226,271 19 6,025 326,981
Tidewater  194,132 — 22,794 *
T. Rowe Price Government
Reserve Fund, 4.97% 538,149  ¤  ¤ 853,969
Total $ 1,180,950^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $28,819 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $971,991.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Mid-Cap Value Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Mid-Cap Value Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Mid-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F115-054Q3 09/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 14,588,170 $ 506,580 $ — $ 15,094,750
Convertible Bonds — 42,037 — 42,037
Short-Term Investments 651,658 — — 651,658
Securities Lending Collateral 202,311 — — 202,311
Total $ 15,442,139 $ 548,617 $ — $ 15,990,756